Investment in joint venture (Tables)	12 Months Ended
Mar. 31, 2019
Investment in joint venture
Summarized financial position and profit or loss of ANN

Summarized statement of financial position of ANN:

	March 31,
	2018	2019
Current assets, including cash and cash equivalents INR 5,779 (March 31, 2018: INR 4,614)	6,686	8,573
Non-current assets	314	168
Current liabilities	(41,973)	(69,327)
Non-current liabilities	(227)	(156)
Equity	(35,200)	(60,742)
Group’s carrying amount of the investment	(17,600)	(30,371)
Transferred to other liabilities (refer to Note 38)	17,600	30,371
Net carrying amount of investment	—	—

Summarized statement of profit or loss of ANN:

	March 31,
	2017	2018	2019

Revenue	5,491	12,181	14,110
Administrative expenses, including depreciation INR 146 (March 31, 2018: INR 173 and March 31, 2017: INR 3,401)	(24,359)	(33,215)	(37,817)
Finance cost	(13)	(84)	(1,836)
Loss before tax	(18,881)	(21,118)	(25,543)
Income tax expense	—	—	—
Loss for the year	(18,881)	(21,118)	(25,543)
Group’s share of loss for the year	(9,441)	(10,559)	(12,772)